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                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND


                          Supplement dated May 24, 2000
                    to the Prospectus dated February 28, 2000

At a meeting held on May 23-24, 2000, the Board of Trustees of AIM Investment Funds (the "Trust"), on behalf of AIM Global Financial Services Fund (the "Fund"), voted to request shareholders to approve certain proposals relating to the restructuring of the Fund.

The Fund currently invests all of its investable assets in the Global Financial Services Portfolio (the "Portfolio"). The Board approved a restructuring of the Fund which will eliminate the Fund's current master-feeder structure and cause the Fund to redeem its interest in the Portfolio. The Portfolio will then be terminated. The Fund's investment strategies will be the same as the Portfolio's current investment strategies. The Fund's portfolio managers will be the current portfolio mangers of the Portfolio. The Board is requesting shareholder approval of the following items related to the restructuring:


          - A new advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"). The Board has concluded that the terms of the new advisory agreement are substantially the same as the advisory portion of the current advisory agreement with the Portfolio, except: (1) AIM would directly manage the Fund's investments and would receive an annual fee for the investment advisory services that it provides to the Fund at a rate equal to the combined rate of the fee charged to the Portfolio and the fee charged to the Fund for administrative services; (2) the proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the Fund's securities lending program and for which AIM would receive compensation; and (3) the proposed advisory agreement clarifies non-exclusivity provisions that are set forth in the current advisory agreement;

         - Changing the Fund's fundamental investment restrictions. The proposed revisions to the Fund's fundamental investment restrictions are described in a supplement to the Fund's statement of additional information;

         - Making the Fund's investment objective non-fundamental. The investment objective would not be changed. If the investment objective of the Fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the Trust without further approval by shareholders.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held in September 2000 to vote on these and other proposals. Only shareholders of record as of June 23, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 11, 2000.

The Board has also approved a new administrative services agreement between AIM and the Fund. The administrative and accounting services to be provided to the Fund are substantially the same services that AIM provides to the Portfolio and the Fund under the current agreements.


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                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM GLOBAL INFRASTRUCTURE FUND


                          Supplement dated May 24, 2000
                    to the Prospectus dated February 28, 2000

At a meeting held on May 23-24, 2000, the Board of Trustees of AIM Investment Funds (the "Trust"), on behalf of AIM Global Infrastructure Fund (the "Fund"), voted to request shareholders to approve certain proposals relating to the restructuring of the Fund.


The Fund currently invests all of its investable assets in the Global Infrastructure Portfolio (the "Portfolio"). The Board approved a restructuring of the Fund which will eliminate the Fund's current master-feeder structure and cause the Fund to redeem its interest in the Portfolio. The Portfolio will then be terminated. The Fund's investment strategies will be the same as the Portfolio's current investment strategies. The Fund's portfolio managers will be the current portfolio managers of the Portfolio. The Board is requesting shareholder approval of the following items related to the restructuring:



          - A new advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"). The Board has concluded that the terms of the new advisory agreement are substantially the same as the advisory portion of the current advisory agreement with the Portfolio, except: (1) AIM would directly manage the Fund's investments and would receive an annual fee for the investment advisory services that it provides to the Fund at a rate equal to the combined rate of the fee charged to the Portfolio and the fee charged to the Fund for administrative services; (2) the proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the Fund's securities lending program and for which AIM would receive compensation; and (3) the proposed advisory agreement clarifies non-exclusivity provisions that are set forth in the current advisory agreement;

         - Changing the Fund's fundamental investment restrictions. The proposed revisions to the Fund's fundamental investment restrictions are described in a supplement to the Fund's statement of additional information;

         - Making the Fund's investment objective non-fundamental. The investment objective would not be changed. If the investment objective of the Fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the Trust without further approval by shareholders.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held in September 2000 to vote on these and other proposals. Only shareholders of record as of June 23, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 11, 2000.

The Board has also approved a new administrative services agreement between AIM and the Fund. The administrative and accounting services to be provided to the Fund are substantially the same services that AIM provides to the Portfolio and the Fund under the current agreements.




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                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                            AIM GLOBAL RESOURCES FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                          Supplement dated May 24, 2000
       to the Statement of Additional Information dated February 28, 2000


At a meeting held on May 23-24, 2000, the Board of Trustees of AIM Investment Funds (the "Trust") voted to request shareholder approval to amend the fundamental investment restrictions of AIM Global Financial Services Fund and AIM Global Infrastructure Fund (each, a "Fund"), both series portfolios of the Trust. The Board of Trustees has called a meeting of the Fund's shareholders to be held on or about September 1, 2000 to vote on these and other proposals. Only shareholders of record as of June 23, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 11, 2000.

If shareholders approve the proposal to amend the Fund's fundamental investment restrictions, each Fund will operate under the following fundamental investment restrictions:

         (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (d) AIM Global Financial Services Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign financial services companies.

                  AIM Global Infrastructure Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign infrastructure companies.

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         (e)      The Fund may not purchase real estate or sell real estate
                  unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (g) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

If the shareholders approve the proposal to amend the Fund's non-fundamental investment restrictions, the Fund will operate under the following non-fundamental investment restrictions:

         1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
                  (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The

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                  Fund may not purchase additional securities when any
                  borrowings from banks exceed 5% of the Fund's total assets.

         3. For purposes of AIM Global Financial Services Fund's fundamental investment restriction regarding industry concentration, financial services companies include those that provide, and derive at least 40% of their revenues from, financial services (such as commercial banks, insurance companies, investment management companies, trust companies, savings banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies).

                  For purposes of AIM Global Infrastructure Fund's fundamental investment restriction regarding industry concentration, infrastructure companies include those that design, develop, or provide products and services significant to a country's infrastructure, and derive at least 40% of their revenues from these products and services (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas, and coal exploration).

         4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.





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